Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	383,814	57,302
Less: allowance for doubtful accounts	(2,215)	(5,362)	(801)
Accounts receivable, net	206,307	378,452	56,501

Schedule of analysis of the allowance for doubtful accounts
	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Balance, beginning of year	3,813	2,215	331
Additions (recovery)	(1,592)	3,094	462
Exchange difference	(6)	53	8
Balance, end of year	2,215	5,362	801